Accounts Payable, Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2018
Payables and Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other Current Liabilities

NOTE 8 – ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accounts payable, accrued expenses and other current liabilities consist of the following:

	Successor	Predecessor
	As of	As of
	June 30,	December 31,
	2018	2017
	(Unaudited)
Accounts payable	$9,476	$12,394
Other accrued expenses	2,506	2,893
Customer deposits	3,179	3,999
Accrued compensation	3,218	3,211
Accrued charge-backs	2,745	2,373
Accrued interest	314	311
Total	$21,438	$25,181